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CLIENT/MATTER NUMBER

035194-0102

October 14, 2022

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Parnassus Funds - File Nos. 002-93131 and 811-04044

Ladies and Gentlemen:

On behalf of Parnassus Funds (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 57 to Form N-1A Registration Statement, including exhibits (the “Amended Registration Statement”). The Trust has designated on the facing sheet of the Amended Registration Statement that such Amended Registration Statement become effective 75 days after filing, pursuant to Rule 485(a).

The Trust is filing the Amended Registration Statement pursuant to Rule 485(a) because the Trust is establishing one new series, the Parnassus Growth Equity Fund. No fees are required in connection with this filing. The Trust will file a post-effective amendment pursuant to Rule 485(b) prior to this amendment going effective, which filing will, among other things, update information and respond to any comments that the Staff may have.

The current prospectus and statement of additional information for the other series of the Trust are not changed by the filing of this Amended Registration Statement.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Enclosures

cc: John V. Skidmore II

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